General information	6 Months Ended
Jun. 30, 2023
General information
General information

1General information

Vertical Aerospace Ltd (the “Company”, or the “Group” if together with its subsidiaries) is incorporated under the Companies Law (as amended) of the Cayman Islands.

The address of its principal executive office is: Unit 1 Camwal Court, Bristol, United Kingdom. The Company’s shares are listed on the New York Stock Exchange.

The ultimate controlling party is Stephen Fitzpatrick.

These financial statements are presented in pounds sterling and all values are rounded to the nearest thousand (£’000) except when otherwise indicated. These financial statements were approved by the board of directors on July 27, 2023.

Principal activities

The principal activity of the Company and its wholly owned subsidiary, Vertical Aerospace Group Ltd (“VAGL”), is the development and commercialization of vertical take-off and landing electrically powered aircraft (“eVTOL”). The Group’s main operations are in the United Kingdom.